Other Financial Liabilities - Summary of Breakdown of Other Financial Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	$ 67,935,119	$ 74,287,265
Credit and debit card settlement - due to merchants [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	33,045,879	25,967,336
Amounts payable for spot purchases of foreign currency pending settlement [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	15,511,801	12,754,523
Amounts payable for other spot purchases pending settlement [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	7,072,321	23,406,227
Payment orders pending to foreign exchange settlement [Member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	2,974,408	4,638,594
Collections and other transactions on account and behalf of others [Member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	2,431,762	2,133,627
Amounts payable for spot purchases of government securities pending settlement [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	1,622,800	634,787
Finance leases liabilities [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	1,420,172	1,774,360
Other [member]
Disclosure of other financial and non financial liabilities [line items]
Other financial liabilities	$ 3,855,976	$ 2,977,811